Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Profit or loss [abstract]
Revenue	$ 41,158	$ 38,320
Cost of sales
Production costs	(17,940)	(16,057)
Royalty	(3,094)	(2,810)
Depreciation	(2,195)	(1,259)
Total cost of sales	(23,229)	(20,126)
Gross profit	17,929	18,194
General and administrative expenses	(6,889)	(7,628)
Change in fair value of derivative financial instruments	1,023	3,305
Foreign exchange gains	284	212
Interest and other expenses	(2,011)	(1,707)
Income before tax	10,336	12,376
Income tax expense	(6,826)	(5,331)
Net income and comprehensive income	3,510	7,045
Net income (loss) and comprehensive income (loss) attributable to:
Shareholders	(470)	2,250
Non-controlling interest	3,980	4,795
Net income and comprehensive income	$ 3,510	$ 7,045
(Loss) earnings per share attributable to shareholders
Basic (loss) earnings per share	$ (0.00)	$ 0.01
Diluted (loss) earnings per share	$ (0.00)	$ 0.01